Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Sales classified by geographic destination:
Gross revenues	$ 10,963	$ 12,150	$ 16,741	$ 34,452	$ 45,634
America, except United States
Sales classified by geographic destination:
Gross revenues	398	484	657	1,379	1,942
United States
Sales classified by geographic destination:
Gross revenues	238	410	449	1,056	1,331
Europe
Sales classified by geographic destination:
Gross revenues	1,973	2,321	3,167	6,183	8,870
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	266	393	486	1,026	1,358
Japan
Sales classified by geographic destination:
Gross revenues	1,223	1,273	1,937	3,831	5,235
China
Sales classified by geographic destination:
Gross revenues	3,504	3,802	5,927	10,857	14,956
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,011	1,155	1,133	3,107	3,515
Brazil
Sales classified by geographic destination:
Gross revenues	2,350	2,312	2,985	7,013	8,427
Bulk Material
Sales classified by geographic destination:
Gross revenues	7,565	8,934	12,763	24,739	33,964
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	161	207	331	551	876
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	18	54	46	101	56
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	1,301	1,799	2,552	4,457	6,992
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	245	373	452	933	1,250
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,064	1,067	1,658	3,314	4,278
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	3,273	3,538	5,612	10,206	13,950
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	707	921	693	2,288	2,363
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	796	975	1,419	2,889	4,199
Base Metals
Sales classified by geographic destination:
Gross revenues	1,766	1,781	2,287	5,322	7,266
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	229	256	289	739	1,009
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	201	344	403	901	1,272
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	638	475	553	1,588	1,727
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	15	19	34	86	107
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	159	202	277	511	951
Base Metals | China
Sales classified by geographic destination:
Gross revenues	231	264	271	651	927
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	286	219	440	768	1,135
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	7	2	20	78	138
Fertilizers
Sales classified by geographic destination:
Gross revenues	1,095	923	1,037	2,847	2,691
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	8	17	24	38	44
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	19	12		53	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	34	37	48	115	108
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	6	1		7
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	18	15		49	16
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	1,010	841	965	2,585	2,522
Logistic
Sales classified by geographic destination:
Gross revenues	449	408	502	1,260	1,306
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues				36
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	449	408	502	1,224	1,306
Others
Sales classified by geographic destination:
Gross revenues	88	104	152	284	407
Others | America, except United States
Sales classified by geographic destination:
Gross revenues		4	13	15	13
Others | United States
Sales classified by geographic destination:
Gross revenues				1	2
Others | Europe
Sales classified by geographic destination:
Gross revenues		10	14	23	43
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues					1
Others | Japan
Sales classified by geographic destination:
Gross revenues		4	2	6	6
Others | China
Sales classified by geographic destination:
Gross revenues			44		79
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues				2	1
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 88	$ 86	$ 79	$ 237	$ 262